RISK MANAGEMENT - Investment price risk in equity instruments (Details) - Equity investments - Investment securities at fair value [member] - Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] - COP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investment subject to Regulatory VaR	$ 43,765	$ 44,122
Regulatory VaR	$ 6,433	$ 6,486
Percentage of Portfolio subject to VaR	100.00%	100.00%
More than 36 months [member]
Disclosure of financial assets [line items]
Investment subject to Regulatory VaR	$ 43,765	$ 44,122
Regulatory VaR	$ 6,433	$ 6,486
Percentage of Portfolio subject to VaR	100.00%	100.00%